Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instrument
Schedule of Future Minimum Lease Payments for Capital Leases
Future minimum annual lease payments, including interest for the capital lease were (in millions):

December 31, 2015
2016	$1
2017	1
2018	1
2019	1
2020	1
Thereafter	7
Total minimum lease payments	12
Less amount representing interest	(4)
Capital lease obligations	$8

Schedule of Debt
Our total debt was comprised of the following (in millions):

	December 31,
	2015	2014
Revolving Credit Facility	$305	$260
Term Loan Facility	250	—
5.500% Senior Notes due 2019	500	500
5.875% Senior Notes due 2020 (a)	470	470
6.125% Senior Notes due 2021	550	550
6.250% Senior Notes due 2022	800	800
Capital lease obligations	8	8
Total Debt	2,883	2,588
Unamortized issuance costs (b)	(39)	(44)
Current maturities	—	—
Debt, less current maturities	$2,844	$2,544

____________

(a)	Unamortized premium of $4 million and $5 million associated with these senior notes are included in unamortized issuance costs at December 31, 2015 and 2014, respectively.

(b)	The Company adopted ASU 2015-03 in the first quarter of 2015 and applied changes retrospectively to the prior period presented. See Note 1 for further discussion.

Revolving Credit Facility
Debt Instrument
Schedule of Line of Credit Facilities
As of December 31, 2015, our Revolving Credit Facility was subject to the following:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Revolving Credit Facility (a)	0.43%	2.50%	3.50%	1.50%	0.50%
____________

(a)
We have the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.

Unsecured Term Loan Facility
Debt Instrument
Schedule of Line of Credit Facilities
The borrowings under our Unsecured Term Loan Facility incurred interest at a rate of 3.10% as of December 31, 2015, based on the following expense and fee schedule:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin
Unsecured Term Loan Facility ($250 million) (b)	0.35%	2.75%	3.50%	1.75%
____________

(b)
We can elect the interest rate to apply to the Unsecured Term Loan Facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of borrowing.